Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 110,645	$ 137,882
Restricted cash		11,431	12,892
Loan receivable from affiliate companies		51,823	46,089
Senior and ship mortgage notes		(976,756)	(966,402)
Long-term debt, including current portion		(559,164)	(549,078)
Long-term payable to affiliate companies		(96,750)	(67,154)
Fair Value Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		110,645	137,882
Restricted cash		11,431	12,892
Loan receivable from affiliate companies	[1]	51,823	46,089
Senior and ship mortgage notes		(976,756)	(966,402)
Long-term debt, including current portion	[2]	(559,164)	(549,078)
Long-term payable to affiliate companies	[1]	(96,750)	(67,154)
(Level I) | Fair Value Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		110,645	137,882
Restricted cash		11,431	12,892
Senior and ship mortgage notes		(968,130)	(966,402)
(Level II) | Fair Value Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	51,823	46,089
Senior and ship mortgage notes		(8,626)
Long-term debt, including current portion	[2]	(559,164)	(549,078)
Long-term payable to affiliate companies	[1]	$ (96,750)	$ (67,154)

[1]	The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.